Taxes on Income - Schedule of Reconciliation Statutory Israeli Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes on income, Amount	$ (9,828)	$ (7,880)	$ (7,634)
Statutory Israeli Income Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax at Israeli Statutory Rate, Amount	(2,260)
Effect of benefitted income preferred technological enterprise in Israel, Amount	688
Changes in Valuation Allowances, Amount	1,524
Share-based payment awards, Amount	48
Loss before taxes on income, Amount
Tax at Israeli Statutory Rate, Percentage	23.00%
Effect of benefitted income preferred technological enterprise in Israel, Percentage	(7.00%)
Changes in Valuation Allowances, Percentage	(16.00%)
Share-based payment awards, Percentage	(0.00%)
Effective Tax Rate, Percentage